EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2013-A
Monthly Servicer's Statement
for the month ended May 31, 2013

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	38.41%
From	01-May-13	15-May-13	17-Jun-13	Floating Allocation Percentage at Month-End	78.90%
To	31-May-13	17-Jun-13
Days	33

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2013-A balances were:		Payment Date	Period	Period
		2/15/2016	8/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$242,200,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,242,200,000.00

Required Participation Amount	$1,242,200,000.00		Accumulation Account
Excess Receivables	$287,414,127.27		Beginning	-
			Payout	-
Total Collateral	$1,529,614,127.27		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	152.96%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	33
	Total Pool		LIBOR	0.199200%
Beginning Gross Principal Pool Balance	$4,587,019,995.41		Applicable Margin	0.300000%
Total Principal Collections	$(1,916,362,786.43)			0.499200%
Investment in New Receivables	$1,818,723,293.31
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(9,156,951.54)		Interest	457,600.00	0.46
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00				0.46
Less Net CMA Offset	$(492,324,886.96)
Less Servicing Adjustment	$(5,565,606.58)		Total Due Investors	457,600.00	0.499200%
Ending Balance	$3,982,333,057.21		Servicing Fee	$1,035,166.67
			Excess Cash Flow	1,549,902.57
SAP for Next Period	38.41%

Average Receivable Balance	$4,040,608,842.54
Monthly Payment Rate	47.43%		Reserve Account

Interest Collections			Required Balance	$5,000,000.00
During the past collection period, the following activity occurred:			Current Balance	$5,000,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$10,039,993.53
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$10,039,993.53